Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	December 31, 2020			December 31, 2019
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	357,863	(260,123)	97,740	299,100	(252,136)	46,964
Patents	17,699	(8,487)	9,212	15,142	(7,067)	8,075
Trademarks and trade names	26,036	(21,114)	4,922	25,991	(19,966)	6,025
Customer relationships	101,107	(81,413)	19,695	102,936	(76,813)	26,123
Capitalized software development costs	7,410	(7,410)	-	18,630	(18,489)	141

	510,115	(378,547)	131,569	461,799	(374,471)	87,328

Schedule of estimated future amortization expense relating to definite life intangible assets
Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2021	30,092
2022	30,036
2023	14,439
2024	10,544
2025	8,006
2026 and thereafter	38,452
Total	131,569